Income Taxes - Components of Net Deferred Income Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
Tax carryovers	$ 2,597	$ 60
Asset retirement obligation	4,083	8
Derivatives	8,184
Other	870
Total deferred income tax assets	15,734	68
Valuation allowance	232
Net deferred income tax assets	15,502	68
Deferred income tax liabilities:
Property, plant and equipment	127,835	882
Derivatives		25
Other	219	13
Total deferred income tax liabilities	128,054	920
Net deferred income tax liabilities	$ 112,552	$ 852